Material Accounting Policies Information - Estimates and assumptions (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE	17 years
Salvage Value | €	€ 10
Number of vessels acquired	2
Number of vessels delivered	1
Acquired vessels used term	8 years
Drydock
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	5 years
Remaining useful life of PPE	5 years
Vessels
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	25 years	25 years
Remaining useful life of PPE	17 years
Acquired vessels used term	8 years
Vessel One
Disclosure of detailed information about property, plant and equipment
Useful life of PPE		17 years
Vessel Two
Disclosure of detailed information about property, plant and equipment
Useful life of PPE		14 years
Jacking systems and main crane
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE	3 years